Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents
	December 31, 2024	December 31, 2023
Cash and cash equivalents	8,708	13,156
Short-term financial investments	47,913	30,559
Total	56,621	43,715

Schedule of short-term financial investments

The following is a breakdown of highly liquid short-term financial fixed income securities investments included in cash and cash equivalents:

	Weighted average rate (p.a.)	December 31, 2024	December 31, 2023
Short-term financial investments
Short-term financial investments – Reais	12.15%	31,758	13,672
Short-term financial investments – US Dollars	3.68%	12,379	15,448
Short-term financial investments – Pounds	2.50%	3,180	1,439
Short-term financial investments – Canadian Dollar	0.75%	596	-
Total		47,913	30,559